Basis of preparation and going concern uncertainty - Foreign currency translation (Details)	6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024
Exchange rates for the currencies
Exchange rate as at end of year	1.4438		1.3491
Average exchange rate for year ended	1.4038	1.3553